Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Outstanding, Net of Unamortized Debt Issuance Costs
Long-term debt is recorded at carrying value in the consolidated balance sheets. The carrying value of long-term debt outstanding, net of unamortized debt issuance costs, consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020

Long-term debt	$153,033	$149,915
Less unamortized debt issuance costs	(4,066)	(5,747)

Long-term debt—net of amortization	148,967	144,168
Less current portion of long-term debt	—	—

Long-term debt—net of current portion	$148,967	$144,168

Long-term debt is recorded at carrying value in the consolidated balance sheet. The carrying value of long- term debt outstanding, net of unamortized debt issuance costs, consisted of the following at December 31, 2020 and 2019:

	2020	2019
Long-term debt	$149,915	$145,900
Less unamortized debt issuance costs	(5,747)	(7,943)

Long-term debt—net of amortization	144,168	137,957
Less current potion of long-term debt	—	—

Long-term debt—net of current portion	$144,168	$137,957